Santander Group - Purchase by SHUSA for shares of Santander Consumer USA (Details) - Santander Consumer USA - Santander Holding USA, Inc. $ / shares in Units, € in Millions, $ in Millions	Jan. 31, 2022 EUR (€)	Jul. 01, 2021 $ / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Aug. 31, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Expected consideration (in dollar per share) | $ / shares					$ 41.50
Expected consideration, premium		14.00%
Common stock, trading closing price (in dollar per share) | $ / shares		$ 36.43
Proportion of ownership interest in subsidiary (in percentage)	100.00%
Consideration transferred, acquisition-date fair value			$ 2,510	€ 2,239
Decrease in reserves recognised in business combination | €	€ 487
Decrease in minority interests recognised in business combination | €	€ 1,752